PLEASE FILE THIS PROSPECTUS SUPPLEMENT WITH YOUR RECORDS.


                            STRONG DISCOVERY FUND II
                                 INVESTOR CLASS

                 Supplement to the Prospectus dated May 1, 2003



STRONG DISCOVERY FUND II
Effective immediately, Mr. Thomas J. Pence is the sole Portfolio Manager of the Strong Discovery Fund II. Mr. Pence's biography can be found on page 3 of the prospectus.









     The date of this Prospectus Supplement is July 15, 2003.















RT35961 07-03                                                       WH3143 07-03